UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  2049

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2006

Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:	    Zazove Associates, LLC
Address:    940 Southwood Blvd.
            Suite 200
            Incline Village, NV 89451

13F File Number:  28-5338

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	      Steven M. Kleiman
Title:	      Chief Operating Officer
Phone:	      (847) 239-7100
Signature, Place, and Date of Signing:

Steven M. Kleiman	Northbrook, Illinois	May 1, 2006

Report Type (Check only one.):

[X] 	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ] 	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

Form 13 F Summary Page

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  138

Form 13F Information Table Value Total: $2,900,279 (1000s)
List of Other Included Managers:  None

VALUE        SHARES/   SH/ PUT/ INVSTMT OTHER  Voting Authority (Shares)
NAME OF ISSUER              TITLE OF CLASS    CUSIP     (1000s)   PRN AMT   PRN  DSCRETN Mgrs  a) Sole  b) Shared c) None
AES Corp                  COM	          00130H105	682        40,000       Sole            40,000
AES Corp.	          PFD CV 6.75%	  00808N202	2,268      48,598 "	Sole		48,598
Computer Associates Int.  COM	          204912109	746 	   27,402 "	Sole		27,402
COMSYS IT Partners	  COM	          20581E104	6,929      636,296 "	Sole		636,296
Emmis Communications Corp PFD CV SER A	  291525202	15,673	   391,320 "	Sole		391,320
Ford Trust	          PFD TR CV6.5%	  345395206	28,076	   934,298 "	Sole		934,298
ITC DeltaCom, Inc"	  COM PAR 0.01	  45031T872	13 	   12,249 "	Sole		12,249
Intevac Inc.	          COM	          461148108	2,035      70,716 "	Sole		70,716
Mirant Corp	          COM	          60467R100	9,975 	   399,000 "	Sole		399,000
National Australia Bank	  CAP UTS EXCHBL  632525309	50,569	   1,148,000 "	Sole		1,148,000
Quadramed Corp.	          COM	          74730W101	131        60,000 "	Sole		60,000
World Airways Inc	  COM	          98142V104	3,101 "	   315,802 "	Sole		315,802
ASM International	  NOTE 5.250% 5/1 00207DAE2	1,218 "	   1,000,000 "	Sole
ASM International	  NOTE 4.250%12/0 00207DAG7	545 	   500,000 "	Sole
Advanced Medical Optics	  NOTE 2.500% 7/1 00763MAG3	13,794 "   12,649,000 "	Sole
AirTran Holdings	  NOTE 7.000% 7/0 00949PAB4	15,169 "   8,122,000 "	Sole
Allied Waste Industries	  SDCV 4.250% 4/1 019589AD2	9,808 "	   10,500,000 "	Sole
Johnson & Johnson	  SDCV 7/2	  02261WAB5	94,746 " " 115,417,000 "Sole
Amdocs	                  NOTE 0.500% 3/1 02342TAD1	12,640 " " 12,745,000 "	Sole
American Axle & Man       FRNT 2.000% 2/1 024061AB9	388 	   500,000 "	Sole
American Express	  DBCV 1.850%12/0 025816AS8	100,772 "  97,130,000 "	Sole
American Financial Realty NOTE 4.375% 7/1 02607PAB3	12,551 "   14,000,000 "	Sole
Apria Healthcare Group	  NOTE 3.375% 9/0 037933AB4	20,566 "   21,290,000 "	Sole
Armor Holdings	          NOTE 2.000%11/0 042260AC3	13,611 "   11,150,000 "	Sole
AudioCodes	          NOTE 2.000%11/0 050732AB2	12,592 "   12,800,000 "	Sole
Barnes Group Inc	  NOTE 3.750% 8/0 067806AB5	2,222 "	   2,000,000 "	Sole
"CBRL Group, Inc."	  NOTE 4/0	  12489VAB2	6,451 "	   13,000,000 "	Sole
CMS Energy	          NOTE 2.875%12/0 125896AW0	12,962 "   12,100,000 "	Sole
CapitalSource	          DBCV 3.500% 7/1 14055XAD4	10,190 "   10,000,000 "	Sole
Carnival Corporation	  DBCV 2.000% 4/1 143658AN2	4,904 "	   3,975,000 "	Sole
"Cell Therapeutic, Inc"	  NOTE 4.000% 7/0 150934AF4	9,495 "	   21,100,000 "	Sole
CenterPoint Energy	  NOTE 2.875% 1/1 15189TAL1	6,288 "	   6,120,000 "	Sole
CenterPoint Energy	  NOTE 3.750% 5/1 15189TAM9	63,202 "   57,057,000 "	Sole
Church & Dwight	          DBCV 5.250% 8/1 171340AC6	5,606 "	   4,315,000 "	Sole
Ciber Inc	          SDCV 2.875%12/1 17163BAB8     13,485 "   15,355,000 "	Sole
CIENA Corp	          NOTE 3.750% 2/0 171779AA9	1,913 "	   2,000,000 "	Sole
Citadel Broadcasting	  NOTE 1.875% 2/1 17285TAB2	32,530 "   39,250,000 "	Sole
"Computer Associates Int. NOTE 1.625%12/1 204912AQ2	40,752 "   29,265,000 "	Sole
McDATA Corporation	  NOTE 3.000% 2/1 204925AC5	7,810 "	   8,000,000 "	Sole
CONMED	                  NOTE 2.500%11/1 207410AD3	13,148 "   15,770,000 "	Sole
Continental Airlines	  NOTE 4.500% 2/0 210795PD6	12,805 "   13,000,000 "	Sole
"Cubist Pharmaceuticals,  NOTE 5.500%11/0 229678AB3	4,171 "	   4,300,000 "	Sole
Danaher Corporation	  NOTE 1/2	  235851AF9	6,478 "	   6,975,000 "	Sole
Devon Energy 	          DEB 4.900% 8/1  25179MAA1	79,488 "   68,625,000 "	Sole
Devon Energy	          DEB 4.950% 8/1  25179MAB9	174 	   150,000 "	Sole
Disney (Walt) Company	  NOTE 2.125% 4/1 254687AU0	109,016 "  101,765,000 "Sole
"Dixie Group, Inc"	  SDCV 7.000% 5/1 255519AA8	310 	   325,000 "	Sole
Durect Corp	          NOTE 6.250% 6/1 266605AB0	23,950 "   11,690,000 "	Sole
EMC Corp	          NOTE 4.500% 4/0 268648AG7	14,091 "   13,965,000 "	Sole
EPIX Pharmaceuticals Inc  NOTE 3.000% 6/1 26881QAB7	2,490 "	   3,830,000 "	Sole
Eastman Kodak	          NOTE 3.375%10/1 277461BE8	81,592 "   76,020,000 "	Sole
EDO Corp	          NOTE 4.000%11/1 281347AE4	11,038 "   10,000,000 "	Sole
Edwards Lifesciences	  DBCV 3.875% 5/1 28176EAB4	13,335 "   13,260,000 "	Sole
Electronic Data Systems	  NOTE 3.875% 7/1 285661AF1	75,136 "   71,900,000 "	Sole
Endeavor Intl Corp	  NOTE 6.000% 1/1 29257MAB6	12,564 "   13,304,000 "	Sole
Euronet Worldwide Inc	  NOTE 3.500%10/1 298736AF6	9,180 "	   7,750,000 "	Sole
ExpressJet Holdings	  NOTE 4.250% 8/0 30218UAB4	6,875 "	   7,660,000 "	Sole
FTI Consulting	          NOTE 3.750% 7/1 302941AB5	15,045 "   13,000,000 "	Sole
Fisher Scientific	  NOTE 3.250% 3/0 338032AX3	69,379 "   64,335,000 "	Sole
Fluor Corp	          NOTE 1.500% 2/1 343412AA0	10,961 "   6,976,000 "	Sole
Four Seasons Hotels	  NOTE 1.875% 7/3 35100EAE4	89,099 "   92,450,000 "	Sole
"Franklin Resources, Inc. NOTE 5/1	  354613AC5	40,584 "   45,920,000 "	Sole
GATX Corp.	          NOTE 7.500% 2/0 361448AC7	18,115 "   14,370,000 "	Sole
Gateway	                  NOTE 1.500%12/3 367626AB4	4,635 "	   6,000,000 "	Sole
General Motors	          DEB SR CV C 33  370442717	35,968 "   2,073,095 "	Sole
General Motors	          DEB SR CONV B	  370442733	7,946 "	   489,300 "	Sole
Genesis Healthcare Corp	  SDCV 2.500% 3/1 37184DAE1	14,564 "   14,250,000 "	Sole
Genzyme Corp	          NOTE 1.250%12/0 372917AN4	69,649 "   64,045,000 "	Sole
Hasbro	                  DBCV 2.750%12/0 418056AN7	39,414 "   37,315,000 "	Sole
Hewlett-Packard Co.	  NOTE 10/1	  428236AC7	91,994 "   145,676,000 "Sole
Hilton Hotels Corp.	  NOTE 3.375% 4/1 432848AZ2	1,510 "	   1,243,000 "	Sole
Hutchinson Technology Inc NOTE 3.250% 1/1 448407AF3	16,580 "   15,790,000 "	Sole
Incyte Corp	          NOTE 3.500% 2/1 45337CAE2	12,578 "   15,200,000 "	Sole
International Game Tech.  DBCV 1/2	  459902AL6	69,551 "   92,890,000 "	Sole
Interpublic Group of Cos. NOTE 4.500% 3/1 460690AT7	11,158 "   10,690,000 "	Sole
Invitrogen	          NOTE 3.250% 6/1 46185RAM2	13,207 "   13,500,000 "	Sole
Jakks Pacific 	          NOTE 4.625% 6/1 47012EAB2	11,792 "   8,000,000 "	Sole
Juniper Networks Inc.	  NOTE 6/1	  48203RAC8	7,660 "	   7,100,000 "	Sole
"Keane, Inc"	          SDCV 2.000% 6/1 486665AB8	13,250 "   13,200,000 "	Sole
Kellwood Co	          DBCV 3.500% 6/1 488044AF5	10,683 "   12,000,000 "	Sole
Kerzner International	  NOTE 2.375% 4/1 492520AB7	10,804 "   8,000,000 "	Sole
Laboratory Corp of Amer Hldgs NOTE 9/1	  50540RAC6	137 	   170,000 "	Sole
LandAmerica Financial	  DBCV 3.125%11/1 514936AB9	11,682 "   10,250,000 "	Sole
Lear Corp.	          NOTE 2/2	  521865AG0	8,069 "	   17,423,000 "	Sole
Leucadia National	  NOTE 3.750% 4/1 527288AX2	1,066 "	   750,000 "	Sole
Level 3 Communications	  NOTE 6.000% 9/1 52729NAG5	17,162 "   20,310,000 "	Sole
Level 3 Communications	  NOTE 6.000% 3/1 52729NAS9	6,563 "	   8,230,000 "	Sole
Level 3 Comm	          NOTE 10.000% 5/0 52729NBE9	15,850 "   10,000,000 "	Sole
Liberty Media	          DEB 3.500% 1/1  530715AN1	60,297 "   58,826,000 "	Sole
Liberty Media	          DEB 3.250% 3/1  530715AR2	8,789 "	   11,602,000 "	Sole
Liberty Media	          DEB 0.750% 3/3  530718AF2	82,725 "   78,880,000 "	Sole
Lincare Holdings	  DBCV 3.000% 6/1 532791AB6	13,831 "   14,113,000 "	Sole
Lithia Motors	          NOTE 2.875% 5/0 536797AB9	11,855 "   11,482,000 "	Sole
Lockheed Martin	          DBCV 8/1	  539830AP4	3,915 "	   3,375,000 "	Sole
"Lowe's Companies, Inc.   NOTE 0.861%10/1 548661CG0	96,876 "   86,690,000 "	Sole
"Manor Care, Inc"	  NOTE 2.125% 4/1 564055AK7	905 	   631,000 "	Sole
"Manor Care, Inc"	  NOTE 2.125% 8/0 564055AM3	22,573 "   20,700,000 "	Sole
Manugistics Group Inc.	  NOTE 5.000%11/0 565011AB9	9,494 "	   10,100,000 "	Sole
McMoRan Exploration	  NOTE 5.250%10/0 582411AE4	3,373 "	   2,850,000 "	Sole
Merrill Lynch	          NOTE 3/1	  590188W46	75,998 "   66,085,000 "	Sole
Morgan Stanley	          NOTE 0.250% 5/1 617446JG5	132 	   125,000 "	Sole
Nabors Industries Inc	  NOTE 6/1	  629568AL0	1,083 "	   950,000 "	Sole
Nash Finch Company	  FRNT 1.631% 3/1 631158AD4	3,205 "	   8,000,000 "	Sole
OMI Corp	          NOTE 2.875%12/0 670874AF3	14,550 "   16,200,000 "	Sole
Ocwen Financial	          NOTE 3.250% 8/0 675746AD3	3,823 "	   3,750,000 "	Sole
Odyssey Re Holdings Corp. DBCV 4.375% 6/1 67612WAB4	7,585 "	   7,365,000 "	Sole
"Omnicare, Inc"	          DBCV 3.250%12/1 681904AL2	15,755 "   16,200,000 "	Sole
Omnicom Group	          NOTE 6/1	  681919AR7	7,177 "	   7,240,000 "	Sole
"PMI Group, Inc."	  DBCV 2.500% 7/1 69344MAE1	689 	   645,000 "	Sole
Pegasus Solutions	  NOTE 3.875% 7/1 705906AB1	1,874 "	   1,900,000 "	Sole
Par Pharmaceutical	  NOTE 2.875% 9/3 717125AC2	10,155 "   12,000,000 "	Sole
Pixelworks	          SDCV 1.750% 5/1 72581MAB3	2,136 "	   3,000,000 "	Sole
Barrick Gold Corp	  DBCV 2.750%10/1 725906AK7	73,479 "   58,955,000 "	Sole
ProAssurance Corp	  DBCV 3.900% 6/3 74267CAB2	5,271 "	   4,000,000 "	Sole
Quantum Corp	          NOTE 4.375% 8/0 747906AE5	3,738 "	   3,560,000 "	Sole
RPM International	  NOTE 1.389% 5/1 749685AK9	82,038 "   152,985,000 "Sole
Royal Caribbean Cruises Ltd. NOTE 2/0	  780153AK8	46,581 "   89,665,000 "	Sole
SFBC International	  NOTE 2.250% 8/1 784121AB1	13,347 "   15,000,000 "	Sole
SLM Corp	          DBCV 7/2	  78442PAC0	18,000 "   17,800,000 "	Sole
Safeguard Scientifics	  DBCV 2.625% 3/1 786449AG3	1,589 "	   2,050,000 "	Sole
School Specialty Inc.	  NOTE 3.750% 8/0 807863AE5	1,515 "	   1,500,000 "	Sole
Scottish Annuity & Life Hlds NOTE 4.500%12/0 81013RAC9	22,992 "   19,500,000 "	Sole
Seacor Holding	          DBCV 2.875%12/1 811904AJ0	13,892 "   11,400,000 "	Sole
Sinclair Broadcast Group  NOTE 4.875% 7/1 829226AU3	13,313 "   15,000,000 "	Sole
Sirius Satellite Radio	  NOTE 2.500% 2/1 82966UAC7	1,423 "	   1,100,000 "	Sole
"Sonic Automotive, Inc."  NOTE 4.250%11/3 83545GAK8	6,351 "	   5,000,000 "	Sole
"TJX Companies, Inc"	  NOTE 2/1	  872540AL3	79,261 "   94,572,000 "	Sole
Teva Pharm	          DBCV 0.500% 2/0 88164RAA5	144 	   125,000 "	Sole
Teva Pharm	          DBCV 0.250% 2/0 88164RAB3	61,138 "   50,477,000 "	Sole
Teva Pharm	          NOTE 1.750% 2/0 88165FAA0	980 	   980,000 "	Sole
Travelers Property Casualty NT CV JR 2032 89420G307	1,092 "	   45,500 "	Sole
Tyco International Ltd.	  DBCV 3.125% 1/1 902118BG2	77,146 "   60,209,000 "	Sole
Vector Group Ltd.	  NOTE 6.250% 7/1 92240MAC2	4,129 "	   4,100,000 "	Sole
Watson Pharmaceuticals	  DBCV 1.750% 3/1 942683AC7	5,405 "	   5,880,000 "	Sole
Emdeon Corp	          NOTE 3.125% 9/0 94769MAG0	13,627 "   14,250,000 "	Sole
Wilson Greatbatch Tech.   SDCV 2.250% 6/1 972232AB8	12,854 "   15,100,000 "	Sole
Wyeth	                  DBCV 1/1	  983024AD2	2,537 "	   2,377,000 "	Sole
Yellow Roadway Corp	  NOTE 3.375%11/2 985577AB1	10,742 "   9,580,000 "	Sole
			"                             2,900,279